SHORT-TERM INVESTMENTS (Table)	6 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Summary of short-term investments
Short-term investments classification as of June 30, 2020 and December 31, 2020 were shown as below:

	As of June 30, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
Held-to-maturity debt investments	324,949	—	—	—	—	324,949

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrecognized gains	Gross unrecognized losses	Fair value
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Held-to-maturity debt investments	340,904	—	—	—	—	340,904